Mining rights (Details Narrative) - USD ($) $ in Thousands	Oct. 14, 2011	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 18, 2018	Jan. 31, 2018
Reserve Quantities [Line Items]
Non-controlling interest		$ (1,392)	$ (1,295)
Mining rights		$ 17,145	$ 17,195	$ 16,997
Calcatreu gold asset [Member] | Patagonia Gold Canada Inc. (“PGCAD”) [Member] | Minera Aquiline Argentina S.A. (“MASA”) [Member]
Reserve Quantities [Line Items]
Equity interest						100.00%
Assets acquisition, consideration recognised						$ 15,000
Assets acquisition, consideration paid					$ 10,000	5,000
Mining rights						14,600
Other net assets						$ 400
Patagonia Gold S.A. ("PGSA") [Member] | Newly Merged Entity [Member]
Reserve Quantities [Line Items]
Equity interest		4.70%
Fomicruz Agreement [Member] | Patagonia Gold S.A. ("PGSA") [Member] | Mining Properties [Member]
Reserve Quantities [Line Items]
Equity interest	10.00%
Percentage of exploration expenditures funded by the company	100.00%
Other exploration obligation	After feasibility stage is reached, Fomicruz is obliged to pay its 10% share of the funding incurred thereafter on the PGSA properties, plus annual interest at LIBOR +1% to the Company. Such debt and interest payments will be guaranteed by an assignment by Fomicruz of 50% of the future dividends otherwise payable to Fomicruz on its shares. The Company will manage the exploration and potential future development of the PGSA properties.
Fair value of equity interest	$ 4,000
Non-controlling interest	$ 4,000